Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary Of Fair Value Measurements
The following tables present information about the Company’s financial instruments and their classifications as of December 31, 2020 and 2019 and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value:
Fair Value Measurements at December 31, 2020 using:

	Level 1	Level 2	Level 3	Total

	(dollars in thousands)
Financial Assets:
Money Market Funds(1)	$65,516	$—	$—	$65,516
Financial Liabilities:
Warrant Liability(3)	$—	$—	$—	$—
Fair Value Measurements at December 31, 2019 using:

	Level 1	Level 2	Level 3	Total

	(dollars in thousands)
Financial Assets:
Money Market Funds(1)	$77,993	$—	$—	$77,993
Financial Liabilities:
Warrant Liability(2)	$—	$9,892	$—	$9,892

(1)
Money market funds are included within cash and cash equivalents in the Company’s consolidated balance sheets. As a short-term, highly liquid investments readily convertible to known amounts of cash, the Company’s money market funds have carrying values that is fair value.

(2)	During the year ended December 31, 2020, the Company converted subordinate voting purchase warrants for the June and November debt to equity.
(3)
During the year ended December 31, 2019, the Company issued subordinate voting purchase warrants with the June and November debt see
“Note 9—Debt”
. The fair value of the June and November warrants was determined using the Black-Scholes options pricing model. These assumptions were based on the share price and other active market data that is observable, and therefore represent a level 2 measurement.

Summary Of Contractual Cash Flows
The following table summarizes the Company’s contractual cash flows:

	<1 Year	1 to 3 Years	3 to 5 Years	>5 Years	Total
Accounts Payable and Accrued Liabilities	$41,902	$—	$—	$—	$41,902
Notes Payable	2,000	4,000	—	—	6,000
Notes Payable—Related Party	12,011	—	—	—	12,011
Other Long-Term Liabilities	—	—	130,000	—	130,000
Operating Lease Liability	5,480	10,681	9,764	14,225	40,150
Finance Lease Liability	6,964	12,899	11,375	24,669	55,907
Construction Finance Liability	$—	$—	$61,071	$20,977	$82,047